Financial instruments (Details) - Schedule of financial instruments and their carrying amounts R$ in Millions, $ in Millions		Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 BRL (R$)
Other financial liabilities - amortized cost
Financial liabilities | R$				R$ 18
Net exposure			$ (33,935)		$ (18,121)
Amortized Cost [Member] | Related Parties Assets [Member]
Amortized cost
Financial assets	[1]		252		114
Amortized Cost [Member] | Trade receivables and other accounts receivable [Member]
Amortized cost
Financial assets	[1]		198		169
Fair Value Through Income [Member]
Amortized cost
Financial assets	[1]		182		32
Fair Value Through Income [Member] | Borrowings and Financing Including Derivatives [Member]
Other financial liabilities - amortized cost
Financial liabilities			(313)		(341)
Fair Value Through Income [Member] | Loss of financial instruments at fair value [Member]
Other financial liabilities - amortized cost
Financial liabilities			(36)		(36)
Fair Value Through Other Comprehensive Income [Member] | Accounts Receivable With Credit Card Companies And Sales Tickets [Member]
Amortized cost
Financial assets	[1]		424		155
Other Financial Liabilities Amortized Cost [Member] | Related Parties Liabilities [Member]
Other financial liabilities - amortized cost
Financial liabilities			(261)		(368)
Other Financial Liabilities Amortized Cost [Member] | Trade payables and trade payables - agreements [Member]
Other financial liabilities - amortized cost
Financial liabilities			(13,779)		(6,139)
Other Financial Liabilities Amortized Cost [Member] | Borrowings and Financing [Member]
Other financial liabilities - amortized cost
Financial liabilities			(1,217)		(1,210)
Other Financial Liabilities Amortized Cost [Member] | Debentures and promissory notes [Member]
Other financial liabilities - amortized cost
Financial liabilities			(11,025)		(6,446)
Other Financial Liabilities Amortized Cost [Member] | Lease liabilities [member]
Other financial liabilities - amortized cost
Financial liabilities			$ (8,360)		$ (4,051)

[1]	Other than cash and cash equivalents in the amount of R$5,842 (R$2,550 as of December 31, 2021)